RMB Investors Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

March 27, 2019

FILED VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	RMB Investors Trust (the “Trust”) File No. 333-___________

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (“1933 Act”), the Trust hereby submits the Combined Proxy Statement/Prospectus on Form N-14 relating to the issuance by the newly formed series of the Trust set forth in the table below (each, an “Acquiring Fund”) of shares of beneficial interest in connection with the reorganization of each of the corresponding series of IronBridge Funds, Inc. (each, a “Target Fund”) into the applicable Acquiring Fund (the “Reorganizations”).

Acquiring Fund	Corresponding Target Fund
RMB Small Cap Fund	IronBridge Small Cap Fund
RMB SMID Cap Fund	IronBridge SMID Cap Fund
RMB Dividend Growth Fund	IronBridge Large Cap Fund

It is anticipated that this Combined Proxy Statement/Prospectus will become effective on April 26, 2019, the 30th day after filing pursuant to Rule 488 under the 1933 Act.

This Combined Proxy Statement/Prospectus is being filed in conjunction with Post-Effective Amendment No. 116 to the Trust’s Registration Statement, which was filed on Form N‑1A pursuant to Rule 485(a) under the 1933 Act (File No. 002-17226; Accession No. 0000894189-19-001771) for the purpose of registering the Acquiring Funds (“PEA No. 116”). The Trust respectfully requests that comments from the Commission staff related to this Combined Proxy Statement/Prospectus be delivered concurrently with comments on PEA No. 116.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7372.

Sincerely,

/s/ Scott Resnick
Scott Resnick
For U.S. Bank Global Fund Services

Enclosures